Fair Value Measurements - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets transfer, Level 1 to 2	$ 0	$ 0	$ 0
Assets transfer, Level 2 to 1	0	0	0
Assets transfer, out of Level 3	0	0	0
Assets transfer, into Level 3	$ 0	$ 0	$ 0